Equity Method Investment (Additional Information) (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 10, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 11, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Gain on sale of business	$ 131,249	$ 0	$ 0	$ 0	$ 131,249	$ 131,249	$ 0
Loss from equity method investment		(3,376)	$ (2,179)	(11,917)	$ (4,131)	(5,488)	0
Equity method investment		13,957		13,957		25,814	0
Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equity method investment cash consideration		$ 74,100		$ 74,100		$ 74,100
OXB Solutions [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Transferred units	130,000
Equity method investment, description of principal activities	Homology to sell and transfer to OXB, and (ii) Homology will have an option to cause OXB to purchase from Homology, in each case all of Homology’s equity ownership interest in OXB Solutions at a price equal to 5.5 times the revenue for the immediately preceding 12-month period (together, the “Options”), subject to a maximum amount of $74.1 million.
Assets held for sale							$ 28,900
Equity method investments, ownership description				The valuation included certain subjective assumptions including discounts for lack of control and marketability given the consideration paid for OXB Solutions was for a controlling interest in the entity and the Company owns a noncontrolling interest.		The valuation included certain subjective assumptions including discounts for lack of control and marketability given the consideration paid for OXB Solutions was for a controlling interest in the entity and the Company owns a noncontrolling interest.
Fair value of investment	$ 31,200
Gain on sale of business	$ 131,200
Loss from equity method investment				$ 8,100		$ 5,500
Impairment Charge				$ 3,800
OXB Solutions [Member] | Equity Securities Purchase Agreement
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Unit, Issued	175,000
Equity method investment, ownership percentage	100.00%
Contributed cash	$ 50,000							$ 50,000
Additional units issued	50,000
Homology | Equity Securities Purchase Agreement
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equity method investment, ownership percentage	20.00%
Ownership interests, units	45,000
OXB
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Transferred units	130,000
OXB | Equity Securities Purchase Agreement
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equity method investment, ownership percentage	80.00%
Transferred units, value	$ 130,000
Ownership interests, units	180,000